CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2022
CAPITAL MANAGEMENT

19. CAPITAL MANAGEMENT

Real defines capital as its equity. It is comprised of, Common Shares, contributed capital, retained deficit and accumulated other comprehensive loss. The Company’s capital management framework is designed to maintain a level of capital that funds the operations and business strategies and builds long-term shareholder value.

The Company’s objective is to manage its capital structure in such a way as to diversify its funding sources, while minimizing its funding costs and risks The Company sets the amount of capital in proportion to the risk and adjusts considering changes in economic conditions and the characteristic risk of underlying assets. To maintain or adjust the capital structure, the Company may repurchase shares, return capital to shareholders, issue new shares or sell assets to reduce debt.

Real’s objective is met by retaining adequate liquidity to provide the possibility that cash flows from its assets will not be sufficient to meet operational, investing and financing requirements. There have been no changes to the Company’s capital management policies during the periods ended December 31, 2022 and 2021.

The following table presents the Company’s liquidity (in thousands):

	For the Year Ended
	December 31, 2022	December 31, 2021
Cash	10,846	25,818
Other Receivables	74	23
Short Term Investments	7,892	8,811
Total	18,812	34,652

THE REAL BROKERAGE, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022 AND 2021